Income Tax - Schedule of Numerical Reconciliation of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Numerical Reconciliation of Income Tax Expenses [Abstract]
(Loss) profit before income tax	$ (2,019,515)	$ 3,045,248	$ 2,280,358
Tax effect at the Hong Kong profits tax rate of 16.5%	(333,220)	502,466	376,259
Tax effect of preferential tax rate		(21,154)	(21,154)
Tax effect of tax loss not recognized	295,091
Non-deductible expenditure	38,129	153,475	8,251
Over provision in previous years		(26,865)
Tax effect of tax reduction		(769)	(769)
Total		$ 607,153	$ 362,587